Note 8. Income Taxes (Detail) - Effective Income Tax Rates (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed expected tax (benefit) expense	$ 61	$ (91)	$ 62
State income tax expense, net of Federal tax effect	11	(17)	9
Reduction of valuation allowance	2	(294)	0
Expiration of general business credit carry-forward	0	0	129
Other, net (primarily permanent differences)	112	(39)	(37)
Change in valuation allowance (regarding current year activity)	(171)	147	(169)
Income Tax Expense (Benefit)	$ 15	$ (294)	$ (6)